UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6622

Nuveen Select Tax-Free Income Portfolio 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            3/31

Date of reporting period:         6/30/11

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Select Tax-Free Income Portfolio 2 (NXQ)
	June 30, 2011
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Municipal Bonds – 98.5%
	Alaska – 0.3%
$ 1,000	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds,	6/14 at 100.00	Baa3	$ 723,100
	Series 2006A, 5.000%, 6/01/32
	Arizona – 1.1%
600	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power	10/20 at 100.00	BBB–	549,876
	Company, Series 2010A, 5.250%, 10/01/40
2,250	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc	No Opt. Call	A	1,994,220
	Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37
2,850	Total Arizona			2,544,096
	Arkansas – 1.3%
1,000	Fort Smith, Arkansas, Water and Sewer Revenue Bonds, Series 2002A, 5.000%, 10/01/19	10/11 at 100.00	AA+ (4)	1,012,210
	(Pre-refunded 10/01/11) – AGM Insured
2,000	University of Arkansas, Fayetteville, Various Facilities Revenue Bonds, Series 2002, 5.000%,	12/12 at 100.00	Aa2	2,016,960
	12/01/32 – FGIC Insured
3,000	Total Arkansas			3,029,170
	California – 8.4%
1,000	Alameda Corridor Transportation Authority, California, Subordinate Lien Revenue Bonds, Series	10/17 at 100.00	A–	809,280
	2004A, 0.000%, 10/01/25 – AMBAC Insured
3,325	California Department of Water Resources, Power Supply Revenue Bonds, Series 2002A, 6.000%,	5/12 at 101.00	AA– (4)	3,519,579
	5/01/14 (Pre-refunded 5/01/12)
500	California State Public Works Board, Lease Revenue Refunding Bonds, Community Colleges	12/11 at 100.00	A2	501,000
	Projects, Series 1998A, 5.250%, 12/01/16
1,540	California State Public Works Board, Lease Revenue Refunding Bonds, Various University of	No Opt. Call	Aa2	1,643,426
	California Projects, Series 1993A, 5.500%, 6/01/14
2,500	California State, General Obligation Bonds, Series 2005, 5.000%, 3/01/31	3/16 at 100.00	A1	2,479,725
60	California, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	9/11 at 100.00	A1	60,190
3,200	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/13 at 100.00	AAA	3,583,392
	Bonds, Series 2003A-1, 6.750%, 6/01/39 (Pre-refunded 6/01/13)
1,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed	6/17 at 100.00	Baa3	660,380
	Bonds, Series 2007A-1, 5.125%, 6/01/47
3,030	Grossmont Union High School District, San Diego County, California, General Obligation Bonds,	No Opt. Call	Aa2	1,335,412
	Series 2006, 0.000%, 8/01/25 – NPFG Insured
450	M-S-R Energy Authority, California, Gas Revenue Bonds, Series 2009C, 6.500%, 11/01/39	No Opt. Call	A	488,876
1,195	Palmdale Elementary School District, Los Angeles County, California, General Obligation Bonds,	No Opt. Call	AA+	434,478
	Series 2003, 0.000%, 8/01/28 – AGM Insured
590	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009,	11/19 at 100.00	Baa3	591,864
	6.750%, 11/01/39
	San Joaquin Delta Community College District, California, General Obligation Bonds, Election
	2004 Series 2008B:
1,000	0.000%, 8/01/30 – AGM Insured	8/18 at 50.12	AA+	289,040
1,890	0.000%, 8/01/31 – AGM Insured	8/18 at 47.14	AA+	507,919
1,500	San Jose, California, Airport Revenue Bonds, Series 2004D, 5.000%, 3/01/28 – NPFG Insured	3/14 at 100.00	A	1,497,375
1,750	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed	6/15 at 100.00	Baa3	1,140,563
	Bonds, Series 2005A-1, 5.500%, 6/01/45
24,530	Total California			19,542,499
	Colorado – 10.4%
500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives,	7/19 at 100.00	AA	515,325
	Series 2009A, 5.500%, 7/01/34
1,000	Colorado Health Facilities Authority, Health Facilities Revenue Bonds, Sisters of Charity of	No Opt. Call	AA	967,550
	Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40
	Colorado Health Facilities Authority, Revenue Bonds, Catholic Health Initiatives, Series 2002A:
1,700	5.500%, 3/01/22 (Pre-refunded 3/02/12)	3/12 at 100.00	AA (4)	1,759,160
1,300	5.500%, 3/01/22 (Pre-refunded 3/01/12)	3/12 at 100.00	Aa2 (4)	1,345,240
1,570	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1991D, 7.750%, 11/15/13	No Opt. Call	A+	1,708,003
	(Alternative Minimum Tax)
5,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A,	11/11 at 100.00	A+	5,070,150
	5.625%, 11/15/17 – FGIC Insured (Alternative Minimum Tax)
1,555	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001, 5.500%,	11/11 at 100.00	A+	1,578,869
	11/15/16 – FGIC Insured
3,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	12/13 at 100.00	N/R (4)	3,296,580
	Senior Lien Series 2003A, 5.000%, 12/01/23 (Pre-refunded 12/01/13) – SYNCORA GTY Insured
2,000	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel,	11/16 at 100.00	BBB–	1,558,120
	Senior Lien Series 2006, 4.750%, 12/01/35 – SYNCORA GTY Insured
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
5,100	0.000%, 9/01/24 – NPFG Insured	No Opt. Call	Baa1	2,165,052
8,100	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	Baa1	2,324,538
4,200	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	Baa1	882,924
1,100	University of Colorado Hospital Authority, Revenue Bonds, Series 2001A, 5.600%, 11/15/31	11/11 at 100.00	A3 (4)	1,122,165
	(Pre-refunded 11/15/11)
36,125	Total Colorado			24,293,676
	Florida – 2.4%
1,000	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa	10/16 at 100.00	A3	874,510
	General Hospital, Series 2006, 5.250%, 10/01/41
1,500	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds, Series	10/12 at 100.00	A+	1,533,795
	2002, 5.000%, 10/01/21 – FGIC Insured
2,500	JEA, Florida, Electric System Revenue Bonds, Series Three 2006A, 5.000%, 10/01/41 – AGM Insured	4/15 at 100.00	AA+	2,510,400
625	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds, Series	7/12 at 100.00	A3	625,238
	2001, 5.125%, 7/01/29 – FGIC Insured
5,625	Total Florida			5,543,943
	Georgia – 0.4%
1,000	Franklin County Industrial Building Authority, Georgia, Revenue Bonds, Ty Cobb Regional	12/20 at 100.00	N/R	1,000,410
	Medical Center Project, Series 2010, 8.125%, 12/01/45
	Illinois – 15.1%
630	Chicago Metropolitan Housing Development Corporation, Illinois, FHA-Insured Section 8 Assisted	1/12 at 100.00	AA	631,733
	Housing Development Revenue Refunding Bonds, Series 1992, 6.800%, 7/01/17
590	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2003A, 5.000%, 1/01/33 – AMBAC Insured	7/13 at 100.00	AA+	590,502
1,665	Chicago, Illinois, Third Lien General Airport Revenue Bonds, O’Hare International Airport,	1/16 at 100.00	A1	1,596,202
	Series 2005A, 5.000%, 1/01/33 – FGIC Insured
600	Illinois Educational Facilities Authority, Student Housing Revenue Bonds, Educational	5/12 at 101.00	Aaa	634,722
	Advancement Foundation Fund, University Center Project, Series 2002, 6.000%, 5/01/22
	(Pre-refunded 5/01/12)
1,050	Illinois Finance Authority, Revenue Bonds, Loyola University of Chicago, Tender Option Bond	No Opt. Call	AA+	1,054,200
	Trust 1137, 9.316%, 7/01/15 (IF)
150	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2007A, 5.000%,	5/17 at 100.00	Baa1	137,439
	5/15/32 – NPFG Insured
2,185	Illinois Finance Authority, Revenue Bonds, YMCA of Southwest Illinois, Series 2005, 5.000%,	9/15 at 100.00	Aa3	1,708,473
	9/01/31 – RAAI Insured
1,750	Illinois Finance Authority, Revenue Refunding Bonds, Silver Cross Hospital and Medical	8/18 at 100.00	BBB	1,604,575
	Centers, Series 2008A, 5.500%, 8/15/30
750	Illinois Finance Authority, Student Housing Revenue Bonds, Educational Advancement Fund Inc.,	No Opt. Call	Baa3	668,423
	University Center Project, Series 2006B, 5.000%, 5/01/25
2,255	Illinois Health Facilities Authority, Revenue Bonds, Lake Forest Hospital, Series 2002A,	7/12 at 100.00	AA+	2,317,599
	6.250%, 7/01/22
415	Illinois Health Facilities Authority, Revenue Refunding Bonds, Rockford Health System, Series	9/11 at 100.00	N/R	361,482
	1997, 5.000%, 8/15/21 – AMBAC Insured
1,000	Illinois Housing Development Authority, Housing Finance Bonds, Series 2005E, 4.750%, 7/01/30 –	1/15 at 100.00	AA	957,730
	FGIC Insured
5,700	Illinois, Sales Tax Revenue Bonds, First Series 2002, 5.000%, 6/15/22	6/13 at 100.00	AAA	5,835,261
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion
	Project, Series 2002A:
1,350	0.000%, 6/15/35 – NPFG Insured	No Opt. Call	AAA	301,914
5,000	0.000%, 12/15/36 – NPFG Insured	No Opt. Call	AAA	1,008,150
7,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	6/12 at 101.00	AAA	7,134,746
	Expansion Project, Series 2002B, 5.000%, 6/15/21 – NPFG Insured
5,045	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,	12/12 at 100.00	BB	5,050,953
	Series 2002A, 5.000%, 6/01/22 – RAAI Insured
	Sauk Village, Illinois, General Obligation Alternate Revenue Source Bonds, Tax Increment,
	Series 2002B:
1,060	0.000%, 12/01/17 – RAAI Insured	No Opt. Call	N/R	799,855
1,135	0.000%, 12/01/18 – RAAI Insured	No Opt. Call	N/R	802,105
1,100	Schaumburg, Illinois, General Obligation Bonds, Series 2004B, 5.250%, 12/01/34 – FGIC Insured	12/14 at 100.00	Aaa	1,123,386
1,000	Yorkville, Illinois, General Obligation Debt Certificates, Series 2003, 5.000%, 12/15/21	12/11 at 100.00	N/R (4)	1,022,100
	(Pre-refunded 12/15/11) – RAAI Insured
41,430	Total Illinois			35,341,550
	Indiana – 5.8%
1,000	Franklin Community Multi-School Building Corporation, Marion County, Indiana, First Mortgage	7/14 at 100.00	A+ (4)	1,130,150
	Revenue Bonds, Series 2004, 5.000%, 7/15/22 (Pre-refunded 7/15/14) – FGIC Insured
1,600	Indiana Bond Bank, Special Program Bonds, Carmel Junior Waterworks Project, Series 2008B,	No Opt. Call	AA+	565,856
	0.000%, 6/01/30 – AGM Insured
825	Indiana Health and Educational Facilities Financing Authority, Revenue Bonds, Ascension	No Opt. Call	AA+	816,758
	Health, Series 2006B-5, 5.000%, 11/15/36
600	Indiana Health Facility Financing Authority, Hospital Revenue Bonds, Methodist Hospitals Inc.,	9/11 at 100.00	BBB	554,436
	Series 2001, 5.375%, 9/15/22
1,000	Indiana Health Facility Financing Authority, Revenue Bonds, Community Foundation of Northwest	3/17 at 100.00	BBB+	937,330
	Indiana, Series 2007, 5.500%, 3/01/37
4,380	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2002A, 5.125%,	1/12 at 100.00	A+	4,448,810
	1/01/21 – AMBAC Insured
385	St. Joseph County Hospital Authority, Indiana, Revenue Bonds, Memorial Health System, Series	8/11 at 100.00	AA–	383,853
	1998A, 4.625%, 8/15/28 – NPFG Insured
750	West Clark 2000 School Building Corporation, Clark County, Indiana, First Mortgage Bonds,	1/15 at 100.00	AA+	777,233
	Series 2005, 5.000%, 7/15/22 – NPFG Insured
3,840	Whiting Redevelopment District, Indiana, Tax Increment Revenue Bonds, Lakefront Development	No Opt. Call	N/R	3,844,493
	Project, Series 2010, 6.000%, 1/15/19
14,380	Total Indiana			13,458,919
	Iowa – 1.1%
670	Iowa Finance Authority, Single Family Mortgage Revenue Bonds, Series 2007B, 4.800%, 1/01/37	7/16 at 100.00	AAA	638,745
	(Alternative Minimum Tax)
1,350	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C,	6/15 at 100.00	BBB	1,028,916
	5.375%, 6/01/38
1,000	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B,	6/17 at 100.00	BBB	845,260
	5.600%, 6/01/34
3,020	Total Iowa			2,512,921
	Kansas – 0.7%
795	Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital, Refunding Series 2006,	7/16 at 100.00	A2	730,955
	4.875%, 7/01/36
1,000	Salina, Kansas, Hospital Revenue Bonds, Salina Regional Medical Center, Series 2006,	4/13 at 100.00	A1	970,910
	4.500%, 10/01/26
1,795	Total Kansas			1,701,865
	Louisiana – 2.3%
2,180	Louisiana Public Facilities Authority, Revenue Bonds, Baton Rouge General Hospital, Series	7/14 at 100.00	Baa1	2,256,060
	2004, 5.250%, 7/01/24 – NPFG Insured
3,000	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Series 2002A, 5.125%,	7/12 at 100.00	N/R (4)	3,143,430
	7/01/27 (Pre-refunded 7/01/12) – AMBAC Insured
5,180	Total Louisiana			5,399,490
	Massachusetts – 2.5%
3,000	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Berkshire Health	10/11 at 101.00	BBB+	3,001,500
	System, Series 2001E, 6.250%, 10/01/31
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc.,	7/18 at 100.00	A–	476,325
	Series 2008E-1 &2, 5.000%, 7/01/28
1,270	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa2 (4)	1,410,018
	12/01/15 – NPFG Insured (ETM)
820	Massachusetts Water Resources Authority, General Revenue Bonds, Series 1993C, 5.250%,	No Opt. Call	Aa1	909,068
	12/01/15 – NPFG Insured
5,590	Total Massachusetts			5,796,911
	Michigan – 1.6%
545	Detroit, Michigan, General Obligation Bonds, Series 2003A, 5.250%, 4/01/19 – SYNCORA	4/13 at 100.00	BB	472,602
	GTY Insured
2,900	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Trinity Health	12/12 at 100.00	AA	2,911,832
	Credit Group, Series 2002C, 5.375%, 12/01/30
250	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont	9/18 at 100.00	A1	288,333
	Hospital, Refunding Series 2009V, 8.250%, 9/01/39
3,695	Total Michigan			3,672,767
	Minnesota – 0.6%
1,465	Minnesota Housing Finance Agency, Residential Housing Finance Bonds, Series 2007-I, 4.850%,	7/16 at 100.00	AA+	1,372,895
	7/01/38 (Alternative Minimum Tax)
	Mississippi – 0.2%
500	Mississippi Development Bank, Revenue Bonds, Mississippi Municipal Energy Agency, Mississippi	3/16 at 100.00	Baa2	506,610
	Power, Series 2006A, 5.000%, 3/01/21 – SYNCORA GTY Insured
	Nevada – 1.9%
1,000	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran	1/20 at 100.00	Aa3	975,340
	International Airport, Series 2010A, 5.250%, 7/01/42
	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas
	Monorail Project, First Tier, Series 2000:
4,595	0.000%, 1/01/22 – AMBAC Insured	No Opt. Call	D	619,452
12,250	5.375%, 1/01/40 – AMBAC Insured (5)	1/12 at 100.00	N/R	2,942,205
17,845	Total Nevada			4,536,997
	New Jersey – 1.9%
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Somerset Medical Center,	7/13 at 100.00	Ba2	2,184,125
	Series 2003, 5.500%, 7/01/23
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2003:
1,000	6.375%, 6/01/32 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,095,280
1,010	6.250%, 6/01/43 (Pre-refunded 6/01/13)	6/13 at 100.00	AAA	1,122,554
4,510	Total New Jersey			4,401,959
	New Mexico – 3.1%
1,000	New Mexico Mortgage Finance Authority, Multifamily Housing Revenue Bonds, St Anthony, Series	9/17 at 100.00	N/R	920,100
	2007A, 5.250%, 9/01/42 (Alternative Minimum Tax)
	University of New Mexico, FHA-Insured Mortgage Hospital Revenue Bonds, Series 2004:
555	4.625%, 1/01/25 – AGM Insured	7/14 at 100.00	AA+	562,137
660	4.625%, 7/01/25 – AGM Insured	7/14 at 100.00	AA+	668,395
2,000	4.750%, 7/01/27 – AGM Insured	7/14 at 100.00	AA+	2,022,580
3,000	4.750%, 1/01/28 – AGM Insured	7/14 at 100.00	AA+	3,024,600
7,215	Total New Mexico			7,197,812
	New York – 3.0%
1,700	Dormitory Authority of the State of New York, FHA Insured Mortgage Hospital Revenue Bonds,	8/16 at 100.00	AAA	1,603,797
	Kaleida Health, Series 2006, 4.700%, 2/15/35
2,000	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue	12/14 at 100.00	AAA	2,028,140
	Bonds, Series 2004B, 5.000%, 6/15/36 – AGM Insured (UB)
3,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and	12/11 at 100.00	AAA	3,000,420
	State Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16
395	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air	12/20 at 100.00	BBB–	400,593
	Terminal LLC Project, Eighth Series 2010, 6.000%, 12/01/42
7,095	Total New York			7,032,950
	North Carolina – 0.5%
1,155	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/12 at 100.00	AA–	1,156,317
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31
	Ohio – 2.0%
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue
	Bonds, Senior Lien, Series 2007A-2:
1,845	5.375%, 6/01/24	6/17 at 100.00	Baa3	1,556,497
50	5.125%, 6/01/24	6/17 at 100.00	Baa3	41,145
680	5.875%, 6/01/30	6/17 at 100.00	Baa3	539,716
775	5.750%, 6/01/34	6/17 at 100.00	Baa3	582,653
2,680	5.875%, 6/01/47	6/17 at 100.00	Baa3	1,945,894
6,030	Total Ohio			4,665,905
	Oklahoma – 1.6%
1,000	Norman Regional Hospital Authority, Oklahoma, Hospital Revenue Bonds, Series 2005,	9/16 at 100.00	BB+	837,670
	5.375%, 9/01/36
3,000	Oklahoma Development Finance Authority, Revenue Bonds, Saint John Health System, Series 2007,	2/17 at 100.00	A	2,926,350
	5.000%, 2/15/42
4,000	Total Oklahoma			3,764,020
	Pennsylvania – 2.4%
1,500	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue	12/20 at 100.00	Aa3	1,150,185
	Bonds, Series 2010B-2, 0.000%, 12/01/30
1,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	1/12 at 101.00	A+	1,012,810
	Philadelphia Airport System Project, Series 2001A, 5.500%, 7/01/17 – FGIC Insured (Alternative
	Minimum Tax)
3,250	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002A, 5.500%,	2/12 at 100.00	AA+ (4)	3,350,685
	2/01/31 (Pre-refunded 2/01/12) – AGM Insured
5,750	Total Pennsylvania			5,513,680
	Puerto Rico – 1.7%
1,035	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+	1,062,117
	5.000%, 12/01/20
1,965	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AAA	2,168,397
	5.000%, 12/01/20 (Pre-refunded 12/01/13)
15,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	Aa2	813,450
	8/01/54 – AMBAC Insured
18,000	Total Puerto Rico			4,043,964
	Rhode Island – 2.3%
5,835	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds,	6/12 at 100.00	BBB	5,311,134
	Series 2002A, 6.250%, 6/01/42
	South Carolina – 4.9%
700	Dorchester County School District 2, South Carolina, Installment Purchase Revenue Bonds,	12/14 at 100.00	AA–	763,539
	GROWTH, Series 2004, 5.250%, 12/01/20
4,000	Greenville County School District, South Carolina, Installment Purchase Revenue Bonds, Series	12/12 at 101.00	AA (4)	4,356,160
	2002, 5.875%, 12/01/19 (Pre-refunded 12/01/12)
2,500	Lexington County Health Service District, South Carolina, Hospital Revenue Refunding and	11/13 at 100.00	AA– (4)	2,821,500
	Improvement Bonds, Series 2003, 6.000%, 11/01/18 (Pre-refunded 11/01/13)
	Medical University Hospital Authority, South Carolina, FHA-Insured Mortgage Revenue Bonds,
	Series 2004A:
500	5.250%, 8/15/20 – NPFG Insured	8/14 at 100.00	Baa1	523,100
2,435	5.250%, 2/15/21 – NPFG Insured	8/14 at 100.00	Baa1	2,584,168
475	The College of Charleston, Charleston South Carolina, Academic and Administrative Revenue	4/14 at 100.00	A1	482,633
	Bonds, Series 2004B, 5.125%, 4/01/30 – SYNCORA GTY Insured
10,610	Total South Carolina			11,531,100
	South Dakota – 0.4%
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sioux Valley	11/14 at 100.00	AA–	995,930
	Hospitals, Series 2004A, 5.250%, 11/01/34
	Texas – 11.8%
4,000	Brazos River Harbor Navigation District, Brazoria County, Texas, Environmental Facilities	5/12 at 101.00	BBB	4,106,680
	Revenue Bonds, Dow Chemical Company Project, Series 2002A-6, 6.250%, 5/15/33 (Mandatory
	put 5/15/17) (Alternative Minimum Tax)
250	Central Texas Regional Mobility Authority, Senior Lien Revenue Bonds, Series 2011,	1/21 at 100.00	BBB–	247,950
	6.000%, 1/01/41
1,500	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	BBB	1,236,360
	Bonds, Series 2005, 5.000%, 1/01/45 – FGIC Insured
2,500	Harris County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Texas	No Opt. Call	BBB (4)	2,867,200
	Children’s Hospital, Series 1995, 5.500%, 10/01/16 – NPFG Insured (ETM)
3,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	11/13 at 100.00	AA	3,022,200
	TECO Project, Series 2003, 5.000%, 11/15/30 – NPFG Insured
10,025	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H,	11/31 at 53.78	Baa1	989,668
	0.000%, 11/15/41 – NPFG Insured
575	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A2	263,396
	Project, Series 2001B, 0.000%, 9/01/24 – AMBAC Insured
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2002A, 5.625%, 7/01/20 –	7/12 at 100.00	AA+	2,035,180
	AGM Insured (Alternative Minimum Tax)
3,125	Katy Independent School District, Harris, Fort Bend and Waller Counties, Texas, General	2/12 at 100.00	AAA	3,216,844
	Obligation Bonds, Series 2002A, 5.000%, 2/15/32 (Pre-refunded 2/15/12)
1,400	Kerrville Health Facilities Development Corporation, Texas, Revenue Bonds, Sid Peterson	No Opt. Call	BBB–	1,261,148
	Memorial Hospital Project, Series 2005, 5.375%, 8/15/35
90	Lewisville Independent School District, Denton County, Texas, General Obligation Bonds, Series	8/11 at 100.00	AAA	90,541
	2004, 5.000%, 8/15/23 (Pre-refunded 8/15/11)
335	Live Oak, Texas, General Obligation Bonds, Series 2004, 5.250%, 8/01/20 – NPFG Insured	8/14 at 100.00	Aa3	350,889
4,850	Sam Rayburn Municipal Power Agency, Texas, Power Supply System Revenue Refunding Bonds, Series	10/12 at 100.00	BBB	4,973,627
	2002A, 5.500%, 10/01/17 – RAAI Insured
1,000	San Antonio, Texas, Water System Revenue Bonds, Series 2005, 4.750%, 5/15/37 – NPFG Insured	5/15 at 100.00	Aa1	1,003,990
500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 2000A,	8/11 at 100.00	AAA	502,205
	5.625%, 7/15/13
1,560	Texas, General Obligation Bonds, Water Financial Assistance Program, Series 2003A, 5.125%,	8/13 at 100.00	Aaa	1,505,884
	8/01/42 (Alternative Minimum Tax)
36,710	Total Texas			27,673,762
	Utah – 1.2%
1,435	Salt Lake City and Sandy Metropolitan Water District, Utah, Water Revenue Bonds, Series 2004,	7/14 at 100.00	Aa2	1,552,440
	5.000%, 7/01/21 – AMBAC Insured
5,465	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 6/15/36	6/17 at 38.77	Aa3	1,256,349
6,900	Total Utah			2,808,789
	Vermont – 0.4%
915	Vermont Housing Finance Agency, Multifamily Housing Bonds, Series 1999C, 5.800%, 8/15/16 –	8/11 at 100.00	AA+	916,903
	AGM Insured
	Virginia – 1.2%
1,000	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue	No Opt. Call	BBB	879,920
	Bonds, Westminster Canterbury of Richmond, Series 2006, 5.000%, 10/01/35
470	Metropolitan District of Columbia Airports Authority, Virginia, Airport System Revenue Bonds,	9/11 at 100.00	N/R	470,014
	Series 1998B, 5.000%, 10/01/28 – NPFG Insured (Alternative Minimum Tax)
1,500	Metropolitan Washington DC Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/26 at 100.00	AA+	1,137,735
	Series 2009C, 0.000%, 10/01/41 – AGC Insured
250	Norfolk, Virginia, Water Revenue Bonds, Series 1995, 5.750%, 11/01/13 – NPFG Insured	9/11 at 100.00	Aa2	255,150
3,220	Total Virginia			2,742,819
	Washington – 3.3%
990	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer	1/21 at 100.00	A	974,150
	Research Center, Series 2011A, 5.625%, 1/01/35
6,715	Washington State Health Care Facilities Authority, Revenue Bonds, Sisters of Providence Health	10/11 at 100.00	AA	6,775,636
	System, Series 2001A, 5.125%, 10/01/17 – NPFG Insured
7,705	Total Washington			7,749,786
	Wisconsin – 0.7%
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Wheaton Franciscan	8/13 at 100.00	BBB+	1,027,570
	Services Inc., Series 2003A, 5.500%, 8/15/18
680	Wisconsin Housing and Economic Development Authority, Home Ownership Revenue Bonds, Series	3/12 at 100.00	AA	687,378
	2002G, 4.850%, 9/01/17
1,680	Total Wisconsin			1,714,948
$ 297,360	Total Municipal Bonds (cost $241,911,859)			230,199,597

Shares	Description			Value
	Common Stocks – 0.0%
	Airlines – 0.0%
117	United Continental Holdings Inc. (6), (7)			$ 2,648
	Total Common Stocks (cost $0)			2,648
	Total Investments (Cost $242,911,859) – 98.5%			230,202,245
	Floating Rate Obligations – (0.4)			(1,000,000)
	Other Assets Less Liabilities – 1.9%			4,513,009
	Net Assets – 100%			$ 233,715,254

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$—	$230,199,597	$—	$230,199,597
Common Stocks	2,648	—	—	2,648
Total	$2,648	$230,199,597	$—	$230,202,245

During the period ended June 30, 2011, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At June 30, 2011, the cost of investments was $240,663,924.

Gross unrealized appreciation and gross unrealized depreciation of investments at June 30, 2011, were as follows:

Gross unrealized:
Appreciation	$6,378,955
Depreciation	(17,840,634)
Net unrealized appreciation (depreciation) of investments	$(11,461,679)

(1)	All percentages shown in the Portfolio of Investments are based on net assets.
(2)
Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.

(3)
Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)
Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.

(5)
At or subsequent to the end of the reporting period, this security is non-income producing. Non-income producing security, in the case of a bond, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has directed the Fund’s custodian to cease accruing additional income on the Fund’s records.

(6)
On December 9, 2002, UAL Corporation (“UAL”), the holding company of United Air Lines, Inc. (“United”) filed for federal bankruptcy protection. The Adviser determined that it was likely that United would not remain current on their interest payment obligations with respect to the bonds previously held and thus the Fund had stopped accruing interest on its UAL bonds. On February 1, 2006, UAL emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet UAL’s unsecured bond obligations, the bondholders, including the Fund, received three distributions of UAL common stock over the subsequent months, and the bankruptcy court dismissed all unsecured claims of bondholders, including those of the Fund. On May 5, 2006, the Fund liquidated such UAL common stock holdings. On September 29, 2006 and May 30, 2007, the Fund received additional distributions of 1,825 and 592 shares, respectively, of UAL common stock as a result of its earlier ownership of the UAL bonds. The Fund liquidated the 1,825 shares of such UAL common stock holdings on November 15, 2006. The Fund received an additional distribution of 165 UAL common stock shares on November 14, 2007. The remaining 757 shares of UAL common stock were liquidated by the Fund on March 30, 2010. The Fund received an additional distribution of 117 UAL common stock shares on July 20, 2010, which are still held by the Fund as of June 30, 2011. On October 1, 2010, UAL Corporation was renamed United Continental Holdings, Inc.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Select Tax-Free Income Portfolio 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         August 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         August 29, 2011

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         August 29, 2011